GRANT THORNTON LLP
Two Commerce Square 2001 Market Street Suite 700
Philadelphia PA 19103
D 1 215 561 4200 F 1 215 561 1066

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Board of Trustees of the HC Capital Trust and
Shareholders of The Value Equity
Portfolio The Growth Equity Portfolio The
Institutional U.S. Equity Portfolio
The Small Capitalization Mid Capitalization
Equity Portfolio The ESG Growth
Portfolio The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio The Corporate
Opportunities Portfolio The U.S.
Government Fixed Income Securities Portfolio The
U.S. Corporate Fixed Income
Securities Portfolio The U.S. MortgageAsset
Backed Fixed Income Securities
Portfolio The Short Term Municipal Bond Portfolio
The Intermediate Term
Municipal Bond Portfolio In planning and performing our audit of the financial statements of The Value Equity Portfolio The
 Growth Equity Portfolio The
Institutional U.S. Equity Portfolio The Small
Capitalization Mid Capitalization
Equity Portfolio The ESG Growth Portfolio The
Catholic SRI Growth Portfolio
The International Equity Portfolio The
Institutional International Equity Portfolio
The Emerging Markets Portfolio The Core
Fixed Income Portfolio The Corporate
Opportunities Portfolio The U.S. Government
 Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities
Portfolio The U.S. MortgageAsset
Backed Fixed Income Securities Portfolio The
Short Term Municipal Bond
Portfolio The Intermediate Term Municipal
Bond Portfolio collectively
constituting HC Capital Trust, hereafter referred to as the Portfolios as of and for the year ended June 30 2023 in accordance with the standards of the Public
Company Accounting Oversight Board United
States we considered the
Portfolios internal control over financial reporting including controls over safeguarding securities as a basis for designing audit procedures for the purpose of expressing an opinion on the financial statements and to comply with the requirements of Form N-CEN but not for the purpose of expressing an opinion on the effectiveness of the Portfolios internal control over financial reporting.
Accordingly we express no such opinion.
Management of the Portfolios is
responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility estimates and judgments by management are required to assess the expected benefits and related costs of controls. A portfolios internal control over financial reporting is a process
GT.COM Grant Thornton LLP is the U.S.
member firm of Grant Thornton
International Ltd GTIL. GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.
designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A portfolios internal control over financial reporting includes those policies and procedures that 1 pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the portfolio 2 provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles and that receipts and expenditures of the portfolio are being made only in accordance with authorizations of management and directors of the portfolio and 3 provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition use or disposition of the portfolios assets that could have a material effect on the financial statements. Because of its inherent limitations internal control over financial reporting may not prevent or detect misstatements. Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or the degree of compliance with policies and procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees in the normal course of performing their assigned functions to prevent or detect misstatements on a timely basis. A material weakness is a deficiency or a combination of deficiencies in internal
control over financial reporting such that there is a reasonable possibility that a material misstatement of the Portfolios annual or interim financial statements will not be
prevented or detected on a timely basis. Our consideration of the Portfolios internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board United
States. However we noted no
deficiencies in the Portfolios internal control over financial reporting and its operation including controls over safeguarding securities which we consider to be material weaknesses as defined above as of June 30 2023.
This report is intended solely for the information and use of management and the Board of Directors of HC Capital Trust and the
U.S. Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.

Philadelphia Pennsylvania August 24 2023